Dividends on ordinary shares - Schedule of Dividends On Ordinary Shares (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	May 21, 2019	Jun. 30, 2019	Jun. 30, 2018
Interim dividend [Member]
Recommended by directors at previous year end:
Dividend (per share)		£ 0.0112	£ 0.0107
Interim dividend		£ 789	£ 765
Final dividend [Member]
Recommended by directors at previous year end:
Dividend (per share)	£ 0.0214
Dividend	£ 1,523